Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other receivables and prepaid expenses [Abstract]
Schedule of Other receivables and prepaid expenses
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Advances to suppliers	5,991	8,002	1,643
Prepaid expenses	438	381	120
Others	955	1,781	262
	7,384	10,164	2,025